Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee takes into account the timing of our disclosure of material nonpublic information when awarding stock options. Specifically, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our Common Stock on the date of grant. In compliance with Item 402(x) of Regulation S-K, the following table sets forth certain information regarding the options granted to one of our named executive officers in 2025:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change
in the closing
market price of
the securities
underlying the
award between
the trading day
ending immediately
prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information

Joseph Evan Calio	8/20/2025	300,000	1.33	270,000	1.36%

Awards Close in Time to MNPI Disclosures
Name	Joseph Evan Calio
Exercise Price | $ / shares	$ 1.33
Fair Value as of Grant Date | $	$ 270,000